Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	May 02, 2016	Nov. 30, 2015	Nov. 30, 2014
C000006373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class A) – including sales charge
Account Value	$ 23,109.38	$ 23,109.38	$ 23,109.38	$ 23,109.38	$ 17,409.33	$ 18,109.37	$ 19,446.03	$ 15,372.38	$ 14,128.38	$ 13,107.75	$ 13,050.8	$ 11,152.26		$ 9,881.45	$ 9,425
Average Annual Return, Percent	25.10%	9.04%		8.74%
C000006373 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class A) – excluding sales charge
Average Annual Return, Percent	32.74%	10.34%		9.39%
C000006374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class C) – including sales charge
Account Value	$ 22,759.22	$ 22,759.22	22,759.22	$ 22,759.22	17,280.2	18,107.55	19,590.34	15,605.57	14,449.46	13,505.96	13,547.49	11,661.68		10,411.03	10,000
Average Annual Return, Percent	30.71%	9.51%		8.57%
C000006374 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class C) – excluding sales charge
Average Annual Return, Percent	31.71%	9.51%		8.57%
C000006375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class R) – including sales charge
Account Value	$ 23,925.73	$ 23,925.73	23,925.73	$ 23,925.73	18,069.47	18,839.08	20,283.35	16,073.47	14,812.96	13,772.95	13,747.07	11,776.82		10,459.45	10,000
Average Annual Return, Percent	32.41%	10.06%		9.12%
C000006375 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class R) – excluding sales charge
Average Annual Return, Percent	32.41%	10.06%		9.12%
C000006376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Institutional Class) – including sales charge
Account Value	$ 25,157.51	$ 25,157.51	25,157.51	$ 25,157.51	18,907.59	19,610.58	21,007.26	16,566.87	15,186.04	14,053.49	13,956.89	11,897.52		10,515.15	9,999.99
Average Annual Return, Percent	33.06%	10.62%		9.66%
C000006376 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	33.06%	10.62%		9.66%
C000171461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class R6) – including sales charge
Account Value	$ 25,373.39	$ 25,373.39	$ 25,373.39	$ 25,373.39	19,046.64	19,736.42	21,113.59	16,629.29	15,228.06	14,074.62	13,953.84	11,880.56	$ 9,999.99
Average Annual Return, Percent	33.22%	10.75%	11.46%
C000171461 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Core Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	33.22%	10.75%	11.46%
C000006377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class A) – including sales charge
Account Value	$ 20,956.56	$ 20,956.56	$ 20,956.56	$ 20,956.56	15,740.35	16,877.41	17,064.14	12,499.77	13,254.23	12,194.37	13,070.01	11,265.77		9,509.03	9,424.58
Average Annual Return, Percent	25.48%	8.30%		7.68%
C000006377 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent	33.14%	9.60%		8.32%
C000006379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class C) – including sales charge
Account Value	$ 20,631.19	$ 20,631.19	20,631.19	$ 20,631.19	15,611.99	16,864.21	17,180.55	12,681.14	13,545.89	12,555.88	13,559.9	11,774.27		10,013.59	10,000.01
Average Annual Return, Percent	31.15%	8.78%		7.51%
C000006379 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent	32.15%	8.78%		7.51%
C000006380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class R) – including sales charge
Account Value	$ 21,686.4	$ 21,686.4	21,686.4	$ 21,686.4	16,328.38	17,552.77	17,791.28	13,064.62	13,887.21	12,808.84	13,761.98	11,892.96		10,063.03	10,000
Average Annual Return, Percent	32.81%	9.33%		8.05%
C000006380 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class R) – excluding sales charge
Average Annual Return, Percent	32.81%	9.33%		8.05%
C000006381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Institutional Class) – including sales charge
Account Value	$ 22,800.78	$ 22,800.78	22,800.78	$ 22,800.78	17,082.87	18,269.76	18,426.49	13,465.49	14,238.81	13,069.88	13,971.57	12,013.57		10,115.43	10,000.02
Average Annual Return, Percent	33.48%	9.87%		8.59%
C000006381 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	33.48%	9.87%		8.59%
C000171462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class R6) – including sales charge
Account Value	$ 22,947.08	$ 22,947.08	$ 22,947.08	$ 22,947.08	17,166.81	18,329.44	18,457.72	13,465.22	14,215.95	13,024.37	13,897.97	11,927.73	10,000.02
Average Annual Return, Percent	33.67%	10.05%	10.16%
C000171462 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Value Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	33.67%	10.05%	10.16%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,631	$ 33,631	$ 33,631	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,000	10,258	10,000
Average Annual Return, Percent	34.49%	15.23%	14.81%	12.89%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,792.98871	$ 23,792.98871	$ 23,792.98871	$ 23,792.98871	17,439.26689	17,898.36193	20,576.0254	16,862.13206	14,844.22195	13,806.75698	13,728.00885	11,600.75289	10,000	10,350.71878	10,000
Average Annual Return, Percent	36.43%	9.90%	10.72%	9.05%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,340.19306	$ 22,340.19306	$ 22,340.19306	$ 22,340.19306	$ 16,854.4066	$ 17,691.69986	$ 18,573.22518	$ 13,964.07842	$ 13,915.55735	$ 13,385.5221	$ 13,634.91096	$ 12,026.61124	$ 10,000	$ 10,034.95546	$ 10,000
Average Annual Return, Percent	32.55%	9.93%	9.87%	8.37%